Note 9 - Summary of Quarterly Results of Operations (Unaudited)	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Quarterly Financial Information [Text Block]
9.	SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (Unaudited)

The following is a summary of unaudited quarterly results of operations for the years ended March 31, 2016 and 2015:

	Quarter Ended
	June 30, 2015	September 30, 2015	December 31, 2015	March 31, 2016
Net sales	$23,968,569	$23,165,705	$18,548,247	$15,948,861
Gross profit	2,141,893	907,703	1,467,289	176,759
Net earnings (loss)	525,949	(193,294)	485,120	(523,775)
Basic (1)	.08	(.03)	.07	(.08)
Diluted (1)	.08	(.03)	.07	(.08)

	Quarter Ended
	June 30, 2014	September 30, 2014	December 31, 2014	March 31, 2015
Net sales	$27,904,521	$31,544,474	$23,552,636	$25,321,149
Gross profit	1,042,061	2,420,929	1,258,797	356,281
Net earnings (loss)	(118,250)	765,655	187,643	(452,718)
Basic (1)	(.02)	.11	.03	(.07)
Diluted (1)	(.02)	.11	.03	(.07)

(1)	The sum of the quarterly earnings per share may not equal the annual amount reported due to per share amounts being calculated independently for each quarter.